Note 14 - Subsequent Events (Details Textual) - USD ($)		9 Months Ended
	Jul. 07, 2022	Jun. 30, 2022	Jun. 30, 2021	Nov. 06, 2020	Jun. 04, 2020
Proceeds from Advances from Investors		$ 575,000	$ 0
Series 1 Convertible Notes [Member]
Debt Instrument, Face Amount					$ 550,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount				$ 1,050,000
Subsequent Event [Member]
Percentage of Principal Amount	15.00%
Proceeds from Issuance of Convertible Notes, Common Stock and Warrants, Gross	$ 3,500,000
Proceeds from Advances from Investors	$ 600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	12,766,600
Subsequent Event [Member] | Notes 2022 [Member]
Proceeds from Issuance of Private Placement	$ 2,400,000
Subsequent Event [Member] | Warrant Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	85,110,664
Subsequent Event [Member] | Notes 2022 [Member]
Debt Instrument, Face Amount	$ 4,230,000
Debt Instrument, Unamortized Discount, Total	$ 710,000
Subsequent Event [Member] | Series 1 Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Subsequent Event [Member] | Series 2 Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Failure to Complete Uplist Transaction Fee, Percentage of Outstanding Principal	125.00%